Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

8. Property, plant and equipment

	Notes	2023	2022
Net book value		€	€
As of January 1,		193,474	108,098
Additions		90,051	124,296
Depreciation expenses	4	(59,847)	(38,920)
As of December 31,		223,678	193,474

		2023	2022
Cumulative depreciation		€	€
As of January 1,		(65,526)	(26,606)
Depreciation		(59,847)	(38,920)
As of December 31,		(125,373)	(65,526)

		2023	2022
Cumulative Costs		€	€
As of January 1,		259,000	134,704
Additions		90,051	124,296
As of December 31,		349,051	259,000

During 2023, the Group acquired assets with a cost of €0.09 million (2022: €0.1 million; 2021: €0.08 million). The investments in property, plant and equipment, relate to equipment, tools and installations.